Supplementary Information - Schedule of Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 5,780	[1]	$ 9,454	[1]	$ 542	$ 755
Short-term investments	581	[1],[2]	973	[1],[2]
Accounts and notes receivable	16,526		15,812
Investments in LUKOIL			1,083	[1]
Inventories	4,631	[1]	5,197	[1]
Prepaid expenses and other current assets	2,700	[1]	2,141	[1]
Total Current Assets	30,218	[1]	34,660	[1]
Investments, loans and long-term receivables*	33,783		33,761
Net properties, plants and equipment	84,180	[1]	82,554	[1]
Goodwill	3,332	[1]	3,633	[1]	3,638
Intangibles	745	[1]	801	[1]
Other assets	972	[1]	905	[1]
Total Assets	153,230	[1]	156,314	[1]	152,138
Liabilities and Stockholders' Equity
Accounts payable	19,653		18,399
Short-term debt	1,013	[1]	936	[1]
Accrued income and other taxes	4,220	[1]	4,874	[1]
Employee benefit obligations	1,111	[1]	1,081	[1]
Other accruals	2,071	[1]	2,129	[1]
Total Current Liabilities	28,068	[1]	27,419	[1]
Long-term debt	21,610	[1]	22,656	[1]
Asset retirement obligations and accrued environmental costs	9,329	[1]	9,199	[1]
Joint venture acquisition obligation	3,582	[1]	4,314	[1]
Deferred income taxes	18,040	[1]	17,320	[1]
Employee benefit obligations	4,068	[1]	3,683	[1]
Other liabilities and deferred credits*	2,784	[1]	2,599	[1]
Total Liabilities	87,481	[1]	87,190	[1]
Retained earnings	49,049	[1]	40,252	[1]
Other common stockholders' equity	16,190		28,325
Noncontrolling interests	510	[1]	547	[1]
Total Liabilities and Equity	153,230	[1]	156,314	[1]
ConocoPhillips [Member]
Assets
Accounts and notes receivable	60		36
Prepaid expenses and other current assets	22		23
Total Current Assets	82		59
Investments, loans and long-term receivables*	96,284		84,461
Other assets	64		55
Total Assets	96,430		84,575
Liabilities and Stockholders' Equity
Accounts payable	10
Short-term debt	892		(5)
Other accruals	244		242
Total Current Liabilities	1,146		237
Long-term debt	10,951		11,832
Deferred income taxes	(5)		(1)
Other liabilities and deferred credits*	25,959		10,752
Total Liabilities	38,051		22,820
Retained earnings	42,550		33,753
Other common stockholders' equity	15,829		28,002
Total Liabilities and Equity	96,430		84,575
ConocoPhillips Company [Member]
Assets
Cash and cash equivalents	2,028		718		122	8
Accounts and notes receivable	9,186		9,126
Inventories	2,239		3,121
Prepaid expenses and other current assets	1,090		824
Total Current Assets	14,543		13,789
Investments, loans and long-term receivables*	135,618		112,008
Net properties, plants and equipment	19,595		19,524
Goodwill	3,332		3,633
Intangibles	722		760
Other assets	301		254
Total Assets	174,111		149,968
Liabilities and Stockholders' Equity
Accounts payable	18,747		14,939
Short-term debt	27		354
Accrued income and other taxes	315		431
Employee benefit obligations	835		773
Other accruals	634		620
Total Current Liabilities	20,558		17,117
Long-term debt	3,599		3,674
Asset retirement obligations and accrued environmental costs	1,766		1,686
Deferred income taxes	3,982		3,659
Employee benefit obligations	3,092		2,779
Other liabilities and deferred credits*	40,479		32,268
Total Liabilities	73,476		61,183
Retained earnings	34,921		21,440
Other common stockholders' equity	65,714		67,345
Total Liabilities and Equity	174,111		149,968
ConocoPhillips Australia Funding Company [Member]
Assets
Cash and cash equivalents	1
Accounts and notes receivable			1
Total Current Assets	1		1
Investments, loans and long-term receivables*	760		762
Other assets			1
Total Assets	761		764
Liabilities and Stockholders' Equity
Other accruals	9		9
Total Current Liabilities	9		9
Long-term debt	749		750
Total Liabilities	758		759
Retained earnings	1		3
Other common stockholders' equity	2		2
Total Liabilities and Equity	761		764
ConocoPhillips Canada Funding Company I [Member]
Assets
Cash and cash equivalents	37		29		18	10
Prepaid expenses and other current assets	1		2
Total Current Assets	38		31
Investments, loans and long-term receivables*	1,417		1,445
Other assets	2		3
Total Assets	1,457		1,479
Liabilities and Stockholders' Equity
Accounts payable	1		2
Accrued income and other taxes	2
Other accruals	14		15
Total Current Liabilities	17		17
Long-term debt	1,250		1,250
Deferred income taxes	11		16
Other liabilities and deferred credits*	104		114
Total Liabilities	1,382		1,397
Retained earnings	(70)		(94)
Other common stockholders' equity	145		176
Total Liabilities and Equity	1,457		1,479
ConocoPhillips Canada Funding Company II [Member]
Assets
Cash and cash equivalents	1		4		1	1
Total Current Assets	1		4
Investments, loans and long-term receivables*	565		577
Other assets	3		3
Total Assets	569		584
Liabilities and Stockholders' Equity
Accounts payable	1
Accrued income and other taxes			6
Other accruals	6		6
Total Current Liabilities	7		12
Long-term debt	498		499
Deferred income taxes	9		(2)
Other liabilities and deferred credits*	29		61
Total Liabilities	543		570
Retained earnings	(55)		(81)
Other common stockholders' equity	81		95
Total Liabilities and Equity	569		584
All Other Subsidiaries [Member]
Assets
Cash and cash equivalents	3,713		8,703		554	750
Short-term investments	581		973
Accounts and notes receivable	20,898		16,625
Investments in LUKOIL			1,083
Inventories	2,392		2,076
Prepaid expenses and other current assets	1,587		1,292
Total Current Assets	29,171		30,752
Investments, loans and long-term receivables*	59,651		50,563
Net properties, plants and equipment	64,585		63,030
Intangibles	23		41
Other assets	602		589
Total Assets	154,032		144,975
Liabilities and Stockholders' Equity
Accounts payable	14,512		13,434
Short-term debt	94		587
Accrued income and other taxes	3,903		4,437
Employee benefit obligations	276		308
Other accruals	1,164		1,237
Total Current Liabilities	19,949		20,003
Long-term debt	4,563		4,651
Asset retirement obligations and accrued environmental costs	7,563		7,513
Joint venture acquisition obligation	3,582		4,314
Deferred income taxes	14,043		13,648
Employee benefit obligations	976		904
Other liabilities and deferred credits*	20,047		19,169
Total Liabilities	70,723		70,202
Retained earnings	29,821		20,055
Other common stockholders' equity	52,978		54,171
Noncontrolling interests	510		547
Total Liabilities and Equity	154,032		144,975
Consolidating Adjustments [Member]
Assets
Cash and cash equivalents					(153)	(14)
Accounts and notes receivable	(13,618)		(9,976)
Total Current Assets	(13,618)		(9,976)
Investments, loans and long-term receivables*	(260,512)		(216,055)
Total Assets	(274,130)		(226,031)
Liabilities and Stockholders' Equity
Accounts payable	(13,618)		(9,976)
Total Current Liabilities	(13,618)		(9,976)
Other liabilities and deferred credits*	(83,834)		(59,765)
Total Liabilities	(97,452)		(69,741)
Retained earnings	(58,119)		(34,824)
Other common stockholders' equity	(118,559)		(121,466)
Total Liabilities and Equity	$ (274,130)		$ (226,031)

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602